CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY
Net of issuance costs	¥ 31,695